Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 6,885,422	$ 601,445
Prepaid expenses	61,097	34,414
Deposit	250,000
Total current assets	7,196,519	635,859
Other long term assets	141,576	250,000
Total assets	7,338,095	885,859
Current liabilities:
Accounts payable	297,826	383,356
Other liabilities	10,307	78,524
Total current liabilities	308,133	461,880
Total liabilities	308,133	461,880
Commitments and contingencies
Stockholders' equity:
Preferred stock value
Common Stock, $0.0001 par value; 500,000,000 and 340,000,000 shares authorized in 2016 and 2015, respectively; 353,447,172 and 245,353,270 shares issued and outstanding in 2016 and 2015, respectively	35,345	24,535
Additional paid-in capital	50,167,372	36,571,982
Accumulated deficit	(43,172,755)	(36,172,538)
Total stockholders' equity	7,029,962	423,979
Total liabilities and stockholders' equity	7,338,095	885,859
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock value